RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Schedule of lease amounts recognised in the balance sheet and income statement
The balance sheet shows the following amounts relating to lease:

Amounts in $ ‘000	Buildings	Cars	Total
At cost	30,959	4,009	34,968
Accumulated depreciation	(9,311)	(1,880)	(11,191)
Carrying value at January 1, 2024	21,648	2,129	23,777
Additions	—	2,395	2,395
Remeasurement	338	—	338
Divestments	(305)	(1,694)	(1,999)
Depreciation charges	(2,627)	(1,280)	(3,907)
Depreciation of disinvestment	186	1,515	1,701
Impairment	(5,027)	—	(5,027)
Currency translation - cost	(1,431)	(41)	(1,472)
Currency translation - accumulated depreciation	557	19	576
Movement 2024	(8,309)	914	(7,395)
At cost	24,534	4,669	29,203
Accumulated depreciation	(11,195)	(1,626)	(12,821)
Carrying value at January 1, 2025	13,339	3,043	16,382
Additions	—	551	551
Remeasurement	2,393	—	2,393
Divestments	(1,367)	(1,174)	(2,541)
Depreciation charges	(2,345)	(1,194)	(3,540)
Depreciation of disinvestment	1,367	1,009	2,376
Impairment	(491)	—	(491)
Currency translation - cost	2,877	91	2,968
Currency translation - accumulated depreciation	(1,324)	(37)	(1,360)
Movement 2025	1,110	(754)	356
At cost	27,946	4,136	32,082
Accumulated depreciation	(13,497)	(1,847)	(15,344)
Carrying value at December 31, 2025	14,449	2,289	16,738
The statement of income shows the following amounts relating to leases:

Amounts in $ ‘000	2025	2024	2023
Depreciation right-of-use assets
Depreciation right-of-use buildings	(1,779)	(2,094)	(2,380)
Depreciation right-of-use cars	(1,194)	(1,280)	(1,284)
Total depreciation right-of-use assets	(2,973)	(3,374)	(3,664)
Interest expense (Note 7)	(1,034)	(1,038)	(1,088)
Impairment expense	(491)	(5,027)	(4,663)
Gain on termination of lease agreement (Note 6)	3,877	—	—
Total	(621)	(9,439)	(9,415)